Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 1,791,262	$ 1,229,445	$ 1,062,537	$ 1,062,537
Impairment provision, Trade receivables current	(551,551)	(263,417)		(148,029)
Trade receivables, Non-current	96,367	94,878	115,854	115,854
Impairment provision, Trade receivables non-current		(20,686)
Current impairment provision	551,551	263,417		148,029
Impairment provision		20,686
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,342,813	1,492,862	1,210,566	1,210,566
Trade receivables, Non-current	96,367	115,564	$ 115,854	115,854
Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,186,611	911,562		810,574
Impairment provision, Trade receivables current	(594)	(3,628)		(1,976)
Current impairment provision	594	3,628		1,976
Up-to-date [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,187,205	915,190		812,550
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	275,532	155,821		97,257
Impairment provision, Trade receivables current	(2,749)	(15,075)		(961)
Current impairment provision	2,749	15,075		961
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	278,281	170,896		98,218
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	90,328	59,591		49,497
Impairment provision, Trade receivables current	(672)	(2,211)		(2,213)
Current impairment provision	672	2,211		2,213
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	91,000	61,802		51,710
61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,047	24,130		19,259
Impairment provision, Trade receivables current	(1,110)	(1,729)		(2,830)
Current impairment provision	1,110	1,729		2,830
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,157	25,859		22,089
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	39,479	13,224		20,853
Impairment provision, Trade receivables current	(2,046)	(11,292)		(8,364)
Current impairment provision	2,046	11,292		8,364
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	41,525	24,516		29,217
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	28,260	8,065		7,789
Impairment provision, Trade receivables current	(1,593)	(12,973)		(9,989)
Current impairment provision	1,593	12,973		9,989
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,853	21,038		17,778
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,596	7,221		7,666
Impairment provision, Trade receivables current	(3,609)	(12,361)		(28,074)
Current impairment provision	3,609	12,361		28,074
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,205	19,582		35,740
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	18,019	3,374		5,025
Impairment provision, Trade receivables current	(13,109)	(6,208)		(9,634)
Current impairment provision	13,109	6,208		9,634
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,128	9,582		14,659
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,697	3,691		2,598
Impairment provision, Trade receivables current	(13,167)	(4,799)		(10,183)
Current impairment provision	13,167	4,799		10,183
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,864	8,490		12,781
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	16,388	18,874		42,019
Impairment provision, Trade receivables current	(55,659)	(31,304)		(73,805)
Current impairment provision	55,659	31,304		73,805
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	72,047	50,178		115,824
More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	52,305	23,892
Impairment provision, Trade receivables current	(457,243)	(161,837)
Current impairment provision	457,243	161,837
More than 365 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	509,548	185,729
Trade Receivables, Generation and Transmission [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	545,667	380,036		417,880
Impairment provision, Trade receivables current	(96,753)	(96,243)		68,745
Trade receivables, Non-current	36,053	51,977		78,268
Current impairment provision	96,753	96,243		(68,745)
Trade Receivables, Generation and Transmission [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	148,772	129,640		201,329
Trade Receivables, Generation and Transmission [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	119,003	100,212		108,141
Trade receivables, Non-current	34,855	51,962		73,746
Trade Receivables, Generation and Transmission [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	277,892	150,184		108,410
Trade receivables, Non-current	1,198	15		4,522
Trade Receivables, Generation and Transmission [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	282,952	97,360		126,343
Trade receivables, Non-current	31,703			46,460
Trade Receivables, Generation and Transmission [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	262,715	282,676		291,537
Trade receivables, Non-current	4,350	51,977		31,808
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	345,289	244,108		302,076
Impairment provision, Trade receivables current	(77)	(2,957)		300
Current impairment provision	77	2,957		(300)
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	103,455	92,583		148,348
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	119,003	100,212		108,141
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	122,831	51,313		45,587
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	204,520	97,360		126,343
Trade Receivables, Generation and Transmission [Member] | Up-to-date [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	140,769	146,748		175,731
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,151	18,003		14,526
Impairment provision, Trade receivables current	(64)	(11,498)
Current impairment provision	64	11,498
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,383	17,436		13,269
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,768	567		1,257
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,518
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,633	18,003		14,526
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	14,403	4,756		5,477
Impairment provision, Trade receivables current	(166)	(2)
Current impairment provision	166	2
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,181	3,507		5,401
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,222	1,249		76
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,922
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,481	4,756		5,477
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,829	2,495		5,575
Impairment provision, Trade receivables current	(201)	(19)		511
Current impairment provision	201	19		(511)
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	251	286		5,358
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,578	2,209		217
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,244
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	585	2,495		5,575
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	14,063	3,955		5,292
Impairment provision, Trade receivables current	(197)
Current impairment provision	197
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	197	133		5,258
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,866	3,822		34
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,315
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	748	3,955		5,293
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,594	2,768		5,170
Impairment provision, Trade receivables current	(204)	(196)
Current impairment provision	204	196
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	204	130		5,127
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,390	2,638		43
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,333
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	261	2,767		5,170
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,296	2,174		5,448
Impairment provision, Trade receivables current	(209)			585
Current impairment provision	209			(585)
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	209	292		5,000
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,087	1,882		448
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,968
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	328	2,174		5,448
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,186	999		7,350
Impairment provision, Trade receivables current	(162)	(2)		3,852
Current impairment provision	162	2		(3,852)
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	154	2		7,312
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,032	997		38
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,941
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	245	999		7,350
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,913	338		167
Impairment provision, Trade receivables current	(362)
Current impairment provision	362
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	191	250		106
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,722	88		61
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,373
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	540	339		167
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,152	14,858		66,799
Impairment provision, Trade receivables current	(6,017)	(6,758)		63,497
Current impairment provision	6,017	6,758		(63,497)
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,282	14,177		6,150
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,870	681		60,649
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,083
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,069	14,858		66,800
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	108,791	85,582
Impairment provision, Trade receivables current	(89,094)	(74,811)
Current impairment provision	89,094	74,811
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	14,265	844
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Other Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	94,526	84,738
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,735
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	88,056	85,582
Trade Receivables Distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,797,146	1,112,826		792,686
Impairment provision, Trade receivables current	(454,798)	(167,174)		79,284
Trade receivables, Non-current	60,314	63,587		37,586
Impairment provision, Trade receivables non-current		(20,686)
Current impairment provision	454,798	167,174		(79,284)
Impairment provision		20,686
Trade Receivables Distribution [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	410,875	236,853		207,222
Trade receivables, Non-current	16,216	9,816		4,823
Trade Receivables Distribution [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	299,659	163,693		119,780
Trade receivables, Non-current	28,453	26,993		14,396
Trade Receivables Distribution [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,086,612	712,280		465,684
Trade receivables, Non-current	15,645	26,778		18,367
Trade Receivables Distribution [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	427,324	326,350		244,726
Trade Receivables Distribution [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,369,822	786,474		547,960
Trade receivables, Non-current	60,314	63,587		37,586
Trade Receivables Distribution [Member] | Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	841,916	671,082		510,474
Impairment provision, Trade receivables current	(517)	(671)		1,676
Current impairment provision	517	671		(1,676)
Trade Receivables Distribution [Member] | Up-to-date [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	244,794	154,233		140,579
Trade Receivables Distribution [Member] | Up-to-date [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	128,222	75,578		64,163
Trade Receivables Distribution [Member] | Up-to-date [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	468,900	441,271		305,732
Trade Receivables Distribution [Member] | Up-to-date [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	427,324	326,350		244,726
Trade Receivables Distribution [Member] | Up-to-date [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	414,592	344,732		265,749
Trade Receivables Distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	259,130	152,893		83,692
Impairment provision, Trade receivables current	(2,685)	(3,577)		961
Current impairment provision	2,685	3,577		(961)
Trade Receivables Distribution [Member] | 1-30 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	66,377	17,150		18,119
Trade Receivables Distribution [Member] | 1-30 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,031	24,378		14,566
Trade Receivables Distribution [Member] | 1-30 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	166,722	111,365		51,007
Trade Receivables Distribution [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	259,130	152,893		83,691
Trade Receivables Distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	76,597	57,046		46,233
Impairment provision, Trade receivables current	(506)	(2,209)		2,213
Current impairment provision	506	2,209		(2,213)
Trade Receivables Distribution [Member] | 31-60 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,410	8,339		9,291
Trade Receivables Distribution [Member] | 31-60 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	14,250	11,219		7,306
Trade Receivables Distribution [Member] | 31-60 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	50,937	37,488		29,636
Trade Receivables Distribution [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	76,597	57,045		46,233
Trade Receivables Distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,328	23,364		16,514
Impairment provision, Trade receivables current	(909)	(1,710)		2,319
Current impairment provision	909	1,710		(2,319)
Trade Receivables Distribution [Member] | 61-90 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,221	3,013		1,885
Trade Receivables Distribution [Member] | 61-90 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,827	6,357		3,581
Trade Receivables Distribution [Member] | 61-90 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,280	13,994		11,048
Trade Receivables Distribution [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,328	23,364		16,514
Trade Receivables Distribution [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	27,462	20,561		23,925
Impairment provision, Trade receivables current	(1,849)	(11,292)		8,364
Current impairment provision	1,849	11,292		(8,364)
Trade Receivables Distribution [Member] | 91-120 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,553	2,656		1,543
Trade Receivables Distribution [Member] | 91-120 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,688	4,288		14,848
Trade Receivables Distribution [Member] | 91-120 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	15,221	13,617		7,534
Trade Receivables Distribution [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	27,462	20,561		23,925
Trade Receivables Distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,259	18,270		12,608
Impairment provision, Trade receivables current	(1,389)	(12,777)		9,989
Current impairment provision	1,389	12,777		(9,989)
Trade Receivables Distribution [Member] | 121-150 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,772	1,968		1,403
Trade Receivables Distribution [Member] | 121-150 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,154	4,778		3,119
Trade Receivables Distribution [Member] | 121-150 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,333	11,524		8,086
Trade Receivables Distribution [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,259	18,270		12,607
Trade Receivables Distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,909	17,408		30,292
Impairment provision, Trade receivables current	(3,400)	(12,361)		27,489
Current impairment provision	3,400	12,361		(27,489)
Trade Receivables Distribution [Member] | 151-180 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,149	2,283		1,765
Trade Receivables Distribution [Member] | 151-180 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,703	4,087		2,589
Trade Receivables Distribution [Member] | 151-180 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,057	11,038		25,938
Trade Receivables Distribution [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,909	17,408		30,292
Trade Receivables Distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,942	8,583		7,309
Impairment provision, Trade receivables current	(12,947)	(6,206)		5,782
Current impairment provision	12,947	6,206		(5,782)
Trade Receivables Distribution [Member] | 181-210 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,231	1,627		1,081
Trade Receivables Distribution [Member] | 181-210 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,560	2,435		2,569
Trade Receivables Distribution [Member] | 181-210 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,151	4,521		3,659
Trade Receivables Distribution [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,942	8,583		7,309
Trade Receivables Distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	23,951	8,152		12,614
Impairment provision, Trade receivables current	(12,805)	(4,799)		10,183
Current impairment provision	12,805	4,799		(10,183)
Trade Receivables Distribution [Member] | 211-250 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,062	2,148		1,198
Trade Receivables Distribution [Member] | 211-250 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,894	2,785		2,746
Trade Receivables Distribution [Member] | 211-250 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,995	3,219		8,670
Trade Receivables Distribution [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	23,951	8,153		12,614
Trade Receivables Distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	63,895	35,320		49,025
Impairment provision, Trade receivables current	(49,642)	(24,546)		10,308
Current impairment provision	49,642	24,546		(10,308)
Trade Receivables Distribution [Member] | More than 251 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,366	4,591		30,358
Trade Receivables Distribution [Member] | More than 251 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,517	2,453		4,293
Trade Receivables Distribution [Member] | More than 251 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	49,012	28,276		14,374
Trade Receivables Distribution [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	63,895	35,320		$ 49,026
Trade Receivables Distribution [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	400,757	100,147
Impairment provision, Trade receivables current	(368,149)	(87,026)
Current impairment provision	368,149	87,026
Trade Receivables Distribution [Member] | More than 365 days [Member] | Large Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,940	38,845
Trade Receivables Distribution [Member] | More than 365 days [Member] | Institutional Clients [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	74,813	25,335
Trade Receivables Distribution [Member] | More than 365 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	267,004	35,967
Trade Receivables Distribution [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 400,757	$ 100,145